Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Small Cap Value Index Fund
	Aug. 29, 2023
Fidelity Small Cap Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.43%)
Since Inception	6.52%
Fidelity Small Cap Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.16%)
Since Inception	5.15%
Fidelity Small Cap Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.03%)
Since Inception	4.80%
RS015
Average Annual Return:
Past 1 year	(14.48%)
Since Inception	6.60%	[1]

[1]	AFrom July 11, 2019.